Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Current lease liabilities	$ 2,758	$ 1,502
Lease liabilities, non-current	3,014	867
Total	5,772	2,369
After 1 year but within 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	1,683	771
After 2 years but within 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	1,331	96
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	$ 0	$ 0